SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Increase (Decrease) in Cash Due to Changes Working Capital

The increase and (decrease) in cash due to the changes in working capital accounts for the fiscal years ended March 31, were as follows:

(Amounts in thousands)	2012	2013	2014
Changes in working capital:
Receivables	$(29,657)	$22,501	$(6,716)
Inventories	13,721	(34,846)	(33,104)
Prepaid expenses and other current assets	(1,241)	(639)	(4,815)
Other assets	(2,656)	(2,576)	(3,509)
Accounts payable, accrued expenses, and other liabilities	13,013	(7,652)	12,107

Total changes in working capital:	$(6,820)	$(23,212)	$(36,037)

Supplemental Disclosures Cash Flow Information

Supplemental disclosures of cash flow information for the fiscal years ended March 31 were as follows:

(Amounts in thousands)	2012	2013	2014
Supplemental disclosures of cash flow information — cash paid during years:
Interest	$20,994	$15,872	$14,546
Income taxes	16,932	23,893	23,701

(Amounts in thousands)	2012	2013	2014
Supplemental schedule of noncash investing and financing activities:
Redeemable Convertible Preferred Stock dividend (Note 16)	$104	$110	$118
Redemption of common stock to exercise stock options	1,278	805	1,187
Receivable recorded to exercise stock options	36	142	76
Purchases of plant, property, and equipment included in accounts payable	127	3,884	634
Receivable recorded for sale of assets/businesses (Note 2)	—	—	1,241
Inventory contributed for Investment in unconsolidated affiliate (Note 9)	—	—	1,285